UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   June 30, 2006

Check here if Amendment [ ]; Amendment Number:
    This Amendment (Check only one.):            [  ] is a restatement.
                                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Fairfield Greenwich Advisors LLC
Address:  919 Third Avenue
          New York, NY 10022

Form 13F File Number: 028-11375

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark McKeefry
Title:   General Counsel
Phone:   (212) 319-6060

Signature, Place, and Date of Signing:

    /s/ Mark Mckeefry                New York, NY            July 28, 2006
--------------------------       ---------------------      ---------------
        [Signature]                  [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0

Form 13F Information Table Entry Total:                      33

Form 13F Information Table Value Total:                 $167,071
                                                     (in thousands)




List of Other Included Managers:

None


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                                                      FORM 13F INFORMATION TABLE

------------------------------ ------------- ------------ ---------- ------------------- ----------- ---------- ------------------

          COLUMN 1               COLUMN 2       COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6    COLUMN 7      COLUMN 8
          --------               --------       --------   --------        --------       --------    --------      --------
------------------------------ ------------- ------------ ---------- ---------- --- ---- ----------- ---------- ------------------
                                 TITLE OF                   VALUE      SHRS OR  SH/ PUT/ INVESTMENT    OTHER
       NAME OF ISSUER             CLASS          CUSIP     (X$1000)    PRM AMT  PRN CALL DISCRETION   MANAGERS   VOTING AUTHORITY
       --------------             -----          -----     --------    -------  --- ---- ----------   --------   ----------------
------------------------------ ------------- ------------ ---------- ---------- --- ---- ----------- ---------- ------------------
                                                                                                                SOLE  SHARED NONE
------------------------------ ------------- ------------ ---------- ---------- --- ---- ----------- ---------- ----- ------ -----

AMERIGROUP CORP                    COM       03073T 10 2    1,291        41,600          SOLE                   X
------------------------------ ------------- ------------ ---------- ---------- --- ---- ----------- ---------- ----- ------ -----
AVICI SYS INC                    COM NEW     05367L 80 2      116        20,000          SOLE                   X
------------------------------ ------------- ------------ ---------- ---------- --- ---- ----------- ---------- ----- ------ -----
CENTURY ALUM                       COM       156431 10 8      132         3,700          SOLE                   X
------------------------------ ------------- ------------ ---------- ---------- --- ---- ----------- ---------- ----- ------ -----
CHICAGO BRIDGE & IRON CO N V   NY REGISTRY   167250 10 9    1,118        46,300          SOLE                   X
                                    SH
------------------------------ ------------- ------------ ---------- ---------- --- ---- ----------- ---------- ----- ------ -----
CRAY INC                       NOTE 3.000%   225223 AB 2      865     1,000,000          SOLE                   X
                                   12/0
------------------------------ ------------- ------------ ---------- ---------- --- ---- ----------- ---------- ----- ------ -----
CREDENCE SYS CORP              NOTE 1.500%   225302 AF 5    5,445     6,250,000          SOLE                   X
                                   5/1
------------------------------ ------------- ------------ ---------- ---------- --- ---- ----------- ---------- ----- ------ -----
ELECTROGLAS INC.                   COM       285324 10 9    7,417     2,439,905          SOLE                   X
------------------------------ ------------- ------------ ---------- ---------- --- ---- ----------- ---------- ----- ------ -----
ENCYSIVE PHARMACEUTICALS INC   FRNT 2.500%   29256X AB 3    8,291     9,900,000          SOLE                   X
                                   3/1
------------------------------ ------------- ------------ ---------- ---------- --- ---- ----------- ---------- ----- ------ -----
FREIGHTCAR AMER INC.               COM       357023 10 0      233         4,200          SOLE                   X
------------------------------ ------------- ------------ ---------- ---------- --- ---- ----------- ---------- ----- ------ -----
ICOS CORP                      NOTE 2.000%   449295 AB 0   16,350    20,000,000          SOLE                   X
                                   7/0
------------------------------ ------------- ------------ ---------- ---------- --- ---- ----------- ---------- ----- ------ -----
INCYTE CORP                    NOTE 3.500%   45337C AE 2   16,283    21,250,000          SOLE                   X
                                   2/1
------------------------------ ------------- ------------ ---------- ---------- --- ---- ----------- ---------- ----- ------ -----
ISIS PHARMACEUTICALS INC DEL   NOTE 5.500%   464337 AC 8   20,460    22,000,000          SOLE                   X
                                   5/0
------------------------------ ------------- ------------ ---------- ---------- --- ---- ----------- ---------- ----- ------ -----
JDS UNIPHASE CORP               NOTE 11/1    46612J AB 7   13,793    15,136,000          SOLE                   X
------------------------------ ------------- ------------ ---------- ---------- --- ---- ----------- ---------- ----- ------ -----
KULICKE & SOFFA INDS INC           COM       501242 10 1      556        75,000          SOLE                   X
------------------------------ ------------- ------------ ---------- ---------- --- ---- ----------- ---------- ----- ------ -----
MAGMA DESIGN AUTOMATION          NOTE 5/1    559181 AB 8    8,475    10,000,000          SOLE                   X
------------------------------ ------------- ------------ ---------- ---------- --- ---- ----------- ---------- ----- ------ -----
MANUGISTICS GROUP INC          NOTE 5.000%   565011 AB 9   23,817    23,967,000          SOLE                   X
                                   11/0
------------------------------ ------------- ------------ ---------- ---------- --- ---- ----------- ---------- ----- ------ -----
MARKWEST HYDROCARBON INC           COM       570762 10 4    2,198        88,826          SOLE                   X
------------------------------ ------------- ------------ ---------- ---------- --- ---- ----------- ---------- ----- ------ -----
MATRIA HEALTHCARE INC            COM NEW     576817 20 9      634        29,610          SOLE                   X
------------------------------ ------------- ------------ ---------- ---------- --- ---- ----------- ---------- ----- ------ -----
MERCURY COMPUTER SYSTEMS INC   NOTE 2.000%   589378 AB 4    1,728     2,000,000          SOLE                   X
                                   5/0
------------------------------ ------------- ------------ ---------- ---------- --- ---- ----------- ---------- ----- ------ -----
MOLINA HEALTHCARE INC              COM       60855R 10 0      909        23,900          SOLE                   X
------------------------------ ------------- ------------ ---------- ---------- --- ---- ----------- ---------- ----- ------ -----
NETWORK EQUIP TECHNOLOGIES     SDCV 7.250%   641208 AA 1    1,595     2,000,000          SOLE                   X
                                   5/1
------------------------------ ------------- ------------ ---------- ---------- --- ---- ----------- ---------- ----- ------ -----
OWENS ILL INC                    COM NEW     690768 40 3      554        33,031          SOLE                   X
------------------------------ ------------- ------------ ---------- ---------- --- ---- ----------- ---------- ----- ------ -----
PIXELWORKS INC                 SDCV 1.750%   72581M AB 3    4,566     6,500,000          SOLE                   X
                                   5/1
------------------------------ ------------- ------------ ---------- ---------- --- ---- ----------- ---------- ----- ------ -----
POWER INTEGRATIONS INC             COM       739276 10 3      552        31,579          SOLE                   X
------------------------------ ------------- ------------ ---------- ---------- --- ---- ----------- ---------- ----- ------ -----
RTI INTL METALS INC                COM       74973W 10 7    5,193        93,000          SOLE                   X
------------------------------ ------------- ------------ ---------- ---------- --- ---- ----------- ---------- ----- ------ -----
SCIENTIFIC LEARNING CORP           COM       808760 10 2       48        10,500          SOLE                   X
------------------------------ ------------- ------------ ---------- ---------- --- ---- ----------- ---------- ----- ------ -----
SEA CONTAINERS LTD                 CL A      811371 70 7       83        17,500          SOLE                   X
------------------------------ ------------- ------------ ---------- ---------- --- ---- ----------- ---------- ----- ------ -----
SERACARE LIFE SCIENCES, INC.       COM       81747Q 10 0      211        42,250          SOLE                   X
------------------------------ ------------- ------------ ---------- ---------- --- ---- ----------- ---------- ----- ------ -----
SFBC INTL INC                      COM       784121 10 5      130         8,600          SOLE                   X
------------------------------ ------------- ------------ ---------- ---------- --- ---- ----------- ---------- ----- ------ -----
SIGMATEL INC                       COM       82661W 10 7       82        20,000          SOLE                   X
------------------------------ ------------- ------------ ---------- ---------- --- ---- ----------- ---------- ----- ------ -----
SYNAPTICS, INC.                NOTE 0.750%   87157D AB 5   23,816    29,000,000          SOLE                   X
                                   12/0
------------------------------ ------------- ------------ ---------- ---------- --- ---- ----------- ---------- ----- ------ -----
TENET HEALTHCARE CORP              COM       88033G 10 0       70        10,000          SOLE                   X
------------------------------ ------------- ------------ ---------- ---------- --- ---- ----------- ---------- ----- ------ -----
TOLLGRADE COMMUNICATIONS INC       COM       889542 10 6       60         6,200          SOLE                   X
------------------------------ ------------- ------------ ---------- ---------- --- ---- ----------- ---------- ----- ------ -----

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